Long-Term Debt Long-Term Debt (Composition of Long-term Debt portfolio) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Senior Notes	$ 30,681	$ 43,050
Subordinated Debt	13,702	12,921
Variable Interest Entity Secured Debt	26,461	33,143
Derivative, Amount of Hedged Item	1,094	1,149
Long-term debt	74,561	92,885
Long-term debt guaranteed by the Federal Deposit Insurance Corporation	0	7,400
Long-term Debt, Fair Value	0	830
Fixed Income Interest Rate [Member]
Debt Instrument [Line Items]
Senior Notes	28,336	39,657
Subordinated Debt	251	4,675
Variable Interest Entity Secured Debt	19,077	16,538
Trust preferred securities	2,623	2,622
Variable Income Interest Rate [Member]
Debt Instrument [Line Items]
Senior Notes	2,345	3,393
Subordinated Debt	13,451	8,246
Variable Interest Entity Secured Debt	7,384	16,605
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate	6.69%	6.15%
Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate	0.92%	4.62%
VIE secured debt [Domain]
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate	1.36%	1.96%
Trust Preferred Securities Subject to Mandatory Redemption [Member]
Debt Instrument [Line Items]
Long-Term Debt Interest Rate	8.13%	8.13%
Long-term Debt, Weighted Average Interest Rate	8.13%	8.13%
Secured Debt [Member]
Debt Instrument [Line Items]
Senior Notes	0	4,000
Subordinated Debt	13,500	12,700
Derivative, Amount of Hedged Item	0	0
Long-term debt	40,911	49,800
Revolving secured funding facilities [Member]
Debt Instrument [Line Items]
Subordinated Debt	$ 13,500	$ 8,200
Minimum [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt Interest Rate	0.38%	0.00%
Minimum [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-Term Debt Interest Rate	0.65%	0.76%
Minimum [Member] | VIE secured debt [Domain]
Debt Instrument [Line Items]
Long-Term Debt Interest Rate	0.25%	0.32%
Maximum [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt Interest Rate	10.29%	16.68%
Maximum [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-Term Debt Interest Rate	8.00%	17.05%
Maximum [Member] | VIE secured debt [Domain]
Debt Instrument [Line Items]
Long-Term Debt Interest Rate	8.30%	8.30%